Preference Shares (Details) - Series K Preferred Stock - $ / shares	Mar. 01, 2024	Feb. 29, 2024
Conversion of Stock [Line Items]
Annual dividend (CAD per share)	$ 1.3673	$ 0.9823
Preferred shares rate dividend term	5 years